Financial Assets at Amortized Cost (Details) - KRW (₩) ₩ in Millions	Dec. 31, 2019	Dec. 31, 2018
Financial Assets at Amortized Cost [Line Items]
Current financial assets at amortized costs	₩ 12,302	₩ 11,956
Non-current financial assets at amortized costs	1,307	2,086
Financial assets at amortized costs	13,609	14,042
Gross carrying amount [Member]
Financial Assets at Amortized Cost [Line Items]
Current financial assets at amortized costs	12,302	11,956
Non-current financial assets at amortized costs	1,307	2,086
Financial assets at amortized costs	13,609	14,042
Government grants
Financial Assets at Amortized Cost [Line Items]
Current financial assets at amortized costs	0	0
Non-current financial assets at amortized costs	0	0
Financial assets at amortized costs	0	0
Allowance for doubtful accounts
Financial Assets at Amortized Cost [Line Items]
Current financial assets at amortized costs	0	0
Non-current financial assets at amortized costs	0	0
Financial assets at amortized costs	0	0
Government bonds
Financial Assets at Amortized Cost [Line Items]
Financial assets at amortized costs	1,609	3,042
Government bonds | Gross carrying amount [Member]
Financial Assets at Amortized Cost [Line Items]
Financial assets at amortized costs	1,609	3,042
Government bonds | Government grants
Financial Assets at Amortized Cost [Line Items]
Financial assets at amortized costs	0	0
Government bonds | Allowance for doubtful accounts
Financial Assets at Amortized Cost [Line Items]
Financial assets at amortized costs	0	0
Others
Financial Assets at Amortized Cost [Line Items]
Financial assets at amortized costs	12,000	11,000
Others | Gross carrying amount [Member]
Financial Assets at Amortized Cost [Line Items]
Financial assets at amortized costs	12,000	11,000
Others | Government grants
Financial Assets at Amortized Cost [Line Items]
Financial assets at amortized costs	0	0
Others | Allowance for doubtful accounts
Financial Assets at Amortized Cost [Line Items]
Financial assets at amortized costs	₩ 0	₩ 0